Average Annual Total Returns{- Transportation Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Transportation Portfolio	Transportation Portfolio-Default Return Before Taxes Past 1 year	Transportation Portfolio-Default Return Before Taxes Past 5 years	Transportation Portfolio-Default Return Before Taxes Past 10 years	Transportation Portfolio-Default After Taxes on Distributions Past 1 year	Transportation Portfolio-Default After Taxes on Distributions Past 5 years	Transportation Portfolio-Default After Taxes on Distributions Past 10 years	Transportation Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Transportation Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Transportation Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1527 Past 1 year	F1527 Past 5 years	F1527 Past 10 years
Total	12.36%	12.76%	12.00%	9.54%	11.05%	10.58%	8.16%	9.79%	9.58%	18.40%	15.22%	13.88%	18.04%	14.03%	13.02%